SUPPLEMENT DATED AUGUST 12, 2022
To the following variable annuity prospectuses:
Allianz Index Advantage®
Allianz Index Advantage ADV®
Allianz Index Advantage NF®
Allianz Index Advantage Income®
Allianz Index Advantage Income ADV®
Allianz Index Advantage® New York
Dated April 29, 2022

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B, Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The following replaces information on the Lowest Annual Cost and Highest Annual Cost in the Important Information You Should Consider About the Contract section of the prospectus.

	Lowest Annual Cost	Highest Annual Cost
Allianz Index Advantage NF®	$1,753	$1,988

The following replaces Example (1) in the Fee Tables section of the Allianz Index Advantage® prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	$10,686	$13,757	$16,608	$25,068
Minimum Variable Option expense	$10,626	$13,575	$16,301	$24,445

The following replaces Example (1) in the Fee Tables section of the Allianz Index Advantage ADV® prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	$7,679	$8,682	$9,391	$14,180
Minimum Variable Option expense	$7,619	$8,495	$9,070	$13,488

The following replaces Example (1) in the Fee Tables section of the Allianz Index Advantage® New York prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	$9,634	$11,982	$13,234	$22,749
Minimum Variable Option expense	$9,574	$11,800	$12,926	$22,119

PRO-007-0422
(IXA-003, IXA-003-ADV, IXA-003-NF, IAI-003, IAI-003-ADV, INY-023)

The following replaces Example (1), Example (2) and Example (3) in the Fee Tables section of the Allianz Index Advantage NF® prospectus.

(1) If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	$10,688	$13,763	$16,617	$25,088
Minimum Variable Option expense	$10,628	$13,581	$16,312	$24,466

(2) If you annuitize your Contract at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	N/A*	$6,763	$11,617	$25,088
Minimum Variable Option expense	N/A*	$6,581	$11,312	$24,466
                  * The earliest available Annuity Date is the second Contract Anniversary.
(3) If you do not surrender your Contract:
	1 Year	3 Years	5 Years	10 Years
Maximum Variable Option expense	$2,188	$6,763	$11,617	$25,088
Minimum Variable Option expense	$2,128	$6,581	$11,312	$24,466

The following replaces the 1st line of the Example in the Fee Tables section of the Allianz Index Advantage Income® prospectus.

	1 Year	3 Years	5 Years	10 Years
(1) If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:	$11,334	$15,765	$20,065	$32,585
The following replaces information on the Base Contract Expenses (Mortality And Expense Risk (M&E) Charge) in the Expenses section of the Allianz Index Advantage NF® prospectus.

The Base Contract Expenses are as a percentage of each Variable Option’s net asset value, and not as a percentage of the Charge Base as stated on page 53.

The following replaces information on the Annuity Payment Options (Option G - Joint and 2/3 Survivor Annuity) in the Annuity Phase section of the Allianz Index Advantage Income ADV® prospectus.

We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at 2/3 of the original amount. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.

The following replaces the Maximum Anniversary Value Example in the Death Benefit section of the Allianz Index Advantage®, Allianz Index Advantage ADV®, Allianz Index Advantage NF®, Allianz Index Advantage Income® and Allianz Index Advantage Income ADV® prospectuses.

PRO-007-0422
(IXA-003, IXA-003-ADV, IXA-003-NF, IAI-003, IAI-003-ADV, INY-023)

	Contract Value	Maximum Anniversary Value
Issue Date	$ 100,000	$ 100,000
1st Index Anniversary	$ 110,000	$ 110,000
2nd Index Anniversary	$ 95,000	$ 110,000
3rd Index Anniversary	$ 105,000	$ 110,000
4th Index Anniversary	$ 120,000	$ 120,000
•	On the Issue Date the Maximum Anniversary Value is equal to the initial Purchase Payment of $100,000.
•	On the 1st Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $110,000.
•
On the 2nd and 3rd Index Anniversaries the Contract Value is less than the Maximum Anniversary Value, so we neither increase nor decrease the Maximum Anniversary Value. The Maximum Anniversary Value will stay at $110,000 until the Contract Value on an Index Anniversary is greater than this amount or you make an additional Purchase Payment (either of which will increase the Maximum Anniversary Value), or you take a withdrawal (which will decrease the Maximum Anniversary Value).

•	On the 4th Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $120,000.

PRO-007-0422
(IXA-003, IXA-003-ADV, IXA-003-NF, IAI-003, IAI-003-ADV, INY-023)